Label	Element	Value
GMO Emerging Country Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GMO TRUST

Amended and Restated Supplement dated January 24, 2020 to the
GMO Trust Prospectus dated June 30, 2019, as supplemented

GMO Emerging Country Debt Fund

Effective March 1, 2020, the section appearing on page 86 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	GMO Emerging Country Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective March 1, 2020, the paragraph appearing on page 87 of the Prospectus immediately preceding the section captioned “Principal risks of investing in the Fund” is replaced in its entirety with the following:

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.5 years as of 12/31/19). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”